Statements of Changes in Shareholders' Equity - 10 months ended Dec. 31, 2020 - USD ($)	Total	Additional Paid-in Capital	Retained Earnings	Common Class A [Member]	Common Class B [Member]
Beginning Balance (in Shares) at Feb. 18, 2020
Beginning Balance at Feb. 18, 2020
Issuance of Class B ordinary shares to Sponsor ,shares					13,800,000
Issuance of Class B ordinary shares to Sponsor	25,000	23,620			$ 1,380
Sale of 50,855,000 Units, net of underwriting discounts, warrant liability and offering costs, shares				50,855,000
Sale of 50,855,000 Units, net of underwriting discounts, warrant liability and offering costs	466,316,380	466,311,294		$ 5,086
Cash received in excess of fair value of private warrants	4,028,169	4,028,169
Class A ordinary shares subject to possible redemption,shares				(41,676,632)
Class A ordinary shares subject to possible redemption	(416,766,320)	(416,762,152)		$ (4,168)
Forfeiture of Founder Shares,shares					(1,086,250)
Forfeiture of Founder Shares		109			$ (109)
Net loss	(48,603,225)		(48,603,225)
Ending Balance (in Shares) at Dec. 31, 2020				9,178,368	12,713,750
Ending Balance at Dec. 31, 2020	$ 5,000,004	$ 53,601,040	$ (48,603,225)	$ 918	$ 1,271